Annual Total Returns [BarChart] - Voya High Yield Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	4.05%
2012	13.64%
2013	5.25%
2014	0.81%
2015	(2.35%)
2016	14.21%
2017	5.83%
2018	(3.53%)
2019	14.82%
2020	5.26%